Share-based payments - Disclosure of reconciliation of BCEs (Details) - Total BCEs - shares	3 Months Ended	113 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)	330,179
Number of instruments issued (in shares)	0	496,965
Number of instruments lapsed (in shares)	0
Number of instruments exercised (in shares)	0
Number of instruments outstanding, ending balance (in shares)	330,179	330,179
Number of instruments exercisable (in shares)	245,962	245,962
Maximum number of shares to be issued if all conditions are met (in shares)	330,179	330,179